Income tax expense_Details of income tax expenses (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Current tax expense
Current tax expense with respect to the current period	₩ 612,680		₩ 432,645		₩ 471,669
Adjustments recognized in the current period in relation to the tax expense of prior periods	(65,227)		5,923		(5,209)
Sub total	547,453		438,568		466,460
Deferred tax expense (income)
Changes in deferred tax assets (liabilities) relating to the temporary differences	138,000		314,655		(47,042)
Income tax expense	₩ 685,453	$ 593,209	₩ 753,223	[1]	₩ 419,418	[1]

[1]	For comparative display, the category information of each customer from the previous term has been reclassified to profit or loss by operating segment according to the organization.